Taxes - Schedule of Reconciles China Statutory Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciles China Statutory Rates [Abstract]
China statutory income tax rate	25.00%	25.00%
Change in valuation allowance	(25.00%)	(25.00%)
Effective tax rate